Annual Fund Operating Expenses - Class S - Thrivent Moderately Conservative Allocation Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.59%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.92%
Less Fee Waivers and/or Expense Reimbursements	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.78%